Cash, cash equivalents, short-term investments and non-current financial assets - Disclosure of cash, cash equivalents and financial assets (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	€ 6,461	€ 28,092	€ 53,704	€ 66,396
Short-term investments	4,435	6,218
Cash, cash equivalents and short-term investments	10,896	34,310
Non-current financial assets	10,480	10,455	€ 10,390	€ 10,281
Cash, cash equivalents and financial assets	€ 21,376	€ 44,765